NOTES AND BOND PAYABLE - Recent Bond Financing (Detail)										1 Months Ended
	Mar. 08, 2020 ILS (₪)	Feb. 16, 2020 USD ($)	Mar. 01, 2019 USD ($)	Mar. 01, 2019 ILS (₪)	Mar. 08, 2016 USD ($)	Mar. 08, 2016 ILS (₪)	Mar. 07, 2016 ILS (₪)	Mar. 02, 2016 ILS (₪)	Mar. 01, 2016 ILS (₪)	Mar. 31, 2020 USD ($)	Mar. 31, 2016	Mar. 16, 2020 ILS (₪)	Feb. 16, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪) Instruments	Dec. 31, 2018 USD ($) Instruments
Foreign currency collars | Not Designated as Hedging Instrument
Debt Instrument [Line Items]
Number of Instruments | Instruments														1	0
Notional Amount														₪ 776,182,000	$ 0
Foreign currency collars | Not Designated as Hedging Instrument | Subsequent Event
Debt Instrument [Line Items]
Notional Amount												₪ 418,000,000
Bonds Payable | Series A Debentures
Debt Instrument [Line Items]
Maximum borrowing capacity								₪ 1,000,000,000
Interest rate during period					4.25%	4.25%				4.25%	4.25%
Proceeds from issuance of debt	₪ 970,200,000		$ 53,600,000	₪ 194,000,000	$ 249,200,000	₪ 970,200,000	₪ 127,700,000		₪ 842,500,000
Periodic payment			$ 53,600,000	₪ 194,000,000
Contractual interest rate, percentage								4.25%
Notional amount | $										$ 798,000,000
Bonds Payable | Series A Debentures | Maximum
Debt Instrument [Line Items]
Interest rate during period					4.25%	4.25%		4.25%
Contractual interest rate, percentage								4.25%
Bonds Payable | Series B Debentures
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 74,100,000											₪ 254,100,000
Contractual interest rate, percentage		3.93%											3.93%
Principal of installment payments as percent of face amount		33.33%
Bonds Payable | Series B Debentures | Subsequent Event
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 74,100,000											₪ 254,100,000
Contractual interest rate, percentage		3.93%											3.93%
Principal of installment payments as percent of face amount		33.33%